Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Aggregate Amount of Payments for Commitments Outstanding

The aggregate amount of payments for commitments outstanding at March 31, 2016, including commitments for purchase of property, plant and equipment and other assets is as follows:

Fiscal year ending March 31	Millions of yen
2017	¥119,520
2018	77,300
2019	21,963
2020	6,065
2021	3,060
Thereafter	230

Total	¥228,138